Diversified Value Portfolio
Schedule of Investments (unaudited)
As of September 30, 2020
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio's Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.6%)
Communication Services (8.3%)
*	Alphabet Inc. Class A	22,627	33,162
*	Electronic Arts Inc.	46,971	6,126
	News Corp. Class A	350,244	4,910
	Vodafone Group plc ADR	363,849	4,883
	Comcast Corp. Class A	104,838	4,850
	Walt Disney Co.	38,382	4,762
*	Discovery Inc. Class C	197,979	3,880
	ViacomCBS Inc. Class B	76,923	2,155
	Interpublic Group of Cos. Inc.	87,112	1,452
	Omnicom Group Inc.	24,191	1,198
			67,378
Consumer Discretionary (10.8%)
	McDonald's Corp.	74,808	16,420
	Lowe's Cos. Inc.	57,763	9,580
	General Motors Co.	300,283	8,885
	Dollar General Corp.	41,885	8,780
	Starbucks Corp.	95,739	8,226
*	Dollar Tree Inc.	79,296	7,243
	Home Depot Inc.	25,570	7,101
	Magna International Inc.	134,375	6,148
	Ross Stores Inc.	64,240	5,995
*	Booking Holdings Inc.	1,600	2,737
	Harley-Davidson Inc.	102,917	2,525
	Aptiv plc	23,253	2,132
	Goodyear Tire & Rubber Co.	185,508	1,423
*	Adient plc	45,837	794
			87,989
Consumer Staples (6.3%)
	Procter & Gamble Co.	106,451	14,796
	Mondelez International Inc. Class A	200,701	11,530
	Coca-Cola Co.	226,726	11,193
	Kimberly-Clark Corp.	36,983	5,461
	Unilever plc ADR	82,093	5,064
	PepsiCo Inc.	25,930	3,594
			51,638
Energy (4.3%)
	ConocoPhillips	190,657	6,261
	Hess Corp.	122,412	5,010
	Marathon Oil Corp.	955,987	3,910
	Royal Dutch Shell plc Class A ADR	148,836	3,746
	National Oilwell Varco Inc.	367,215	3,327

		Shares	Market Value ($000)
	Apache Corp.	326,953	3,096
	Halliburton Co.	247,779	2,986
	Marathon Petroleum Corp.	87,543	2,569
	Schlumberger NV	117,600	1,830
	Baker Hughes Co. Class A	110,600	1,470
	Murphy Oil Corp.	76,240	680
			34,885
Financials (17.8%)
	Intercontinental Exchange Inc.	198,710	19,881
	Bank of America Corp.	799,920	19,270
	American International Group Inc.	496,102	13,658
	Citigroup Inc.	280,353	12,086
	Wells Fargo & Co.	507,233	11,925
	Marsh & McLennan Cos. Inc.	67,085	7,695
	American Express Co.	74,980	7,517
	Goldman Sachs Group Inc.	35,590	7,152
	JPMorgan Chase & Co.	67,984	6,545
	Travelers Cos Inc.	43,782	4,737
	Citizens Financial Group Inc.	185,961	4,701
	Charles Schwab Corp.	116,065	4,205
	Commerce Bancshares Inc.	68,987	3,883
	Hartford Financial Services Group Inc.	102,600	3,782
	Equitable Holdings Inc.	194,264	3,543
	PNC Financial Services Group Inc.	28,100	3,088
	Discover Financial Services	46,377	2,680
	Bank of New York Mellon Corp.	73,534	2,525
	Fifth Third Bancorp	109,923	2,343
	Morgan Stanley	43,057	2,082
	State Street Corp.	23,210	1,377
	CIT Group Inc.	39,452	699
			145,374
Health Care (16.1%)
	Johnson & Johnson	153,739	22,889
	Medtronic plc	215,732	22,419
	Pfizer Inc.	294,143	10,795
	Danaher Corp.	46,954	10,111
	Humana Inc.	23,570	9,755
	Thermo Fisher Scientific Inc.	20,114	8,881
	Anthem Inc.	28,981	7,784
	Zoetis Inc.	43,841	7,250
*	Boston Scientific Corp.	118,316	4,521
*	Laboratory Corp. of America Holdings	23,782	4,477
*	IQVIA Holdings Inc.	28,280	4,458
	UnitedHealth Group Inc.	13,600	4,240
	GlaxoSmithKline plc ADR	108,916	4,100
	Zimmer Biomet Holdings Inc.	25,911	3,527
	Sanofi ADR	52,964	2,657
*	Centene Corp.	31,460	1,835
*	Biogen Inc.	5,488	1,557
			131,256
Industrials (8.9%)
	Honeywell International Inc.	99,181	16,326
	General Electric Co.	2,508,822	15,630
	Norfolk Southern Corp.	43,101	9,223
	FedEx Corp.	31,273	7,866
	Cummins Inc.	36,651	7,739
*	CNH Industrial NV	671,434	5,251

		Shares	Market Value ($000)
	Waste Management Inc.	36,031	4,078
	Caterpillar Inc.	19,866	2,963
	PACCAR Inc.	17,820	1,520
	Boeing Co.	5,300	876
	Fluor Corp.	85,250	751
*	Embraer SA ADR	94,911	418
			72,641
Information Technology (20.0%)
	Microsoft Corp.	215,097	45,241
	Apple Inc.	187,076	21,665
	Visa Inc. Class A	60,154	12,029
	Analog Devices Inc.	100,722	11,758
	Texas Instruments Inc.	74,456	10,632
	Oracle Corp.	134,364	8,022
	Cisco Systems Inc.	182,519	7,190
	Corning Inc.	194,630	6,308
	Accenture plc Class A	24,077	5,441
	Amphenol Corp. Class A	45,887	4,968
	Hewlett Packard Enterprise Co.	526,707	4,935
*	salesforce.com Inc.	18,630	4,682
	Telefonaktiebolaget LM Ericsson ADR	411,915	4,486
	TE Connectivity Ltd.	42,860	4,189
	Fidelity National Information Services Inc.	26,942	3,966
	CDW Corp.	22,149	2,648
*	Palo Alto Networks Inc.	10,081	2,467
	Applied Materials Inc.	25,437	1,512
*	Teradata Corp.	35,913	815
			162,954
Materials (1.4%)
	Avery Dennison Corp.	40,554	5,184
	International Paper Co.	93,997	3,811
	Vulcan Materials Co.	20,892	2,832
			11,827
Real Estate (1.6%)
	Prologis Inc.	93,628	9,421
	Crown Castle International Corp.	21,170	3,525
			12,946
Utilities (1.1%)
	PPL Corp.	272,655	7,419
	Southern Co.	36,123	1,958
			9,377
Total Common Stocks (Cost $822,163)			788,265
Temporary Cash Investment (3.1%)
Money Market Fund (3.1%)
[1]	Vanguard Market Liquidity Fund, 0.117% (Cost $25,615)	256,139	25,614
Total Investments (99.7%) (Cost $847,778)			813,879
Other Assets and Liabilities—Net (0.3%)			2,110
Net Assets (100%)			815,989
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2020	136	22,794	194
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
C.  Various inputs may be used to determine the value of the portfolio's investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2020, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.